              STANDARD & POOR'S DEPOSITARY RECEIPTS(R) ("SPDR")(R)

                              SPDR TRUST, SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                               SEPTEMBER 30, 2005

"S&P(R)", "S&P 500(R)", "STANDARD & POOR'S(R)", "STANDARD & POOR'S DEPOSITARY RECEIPTS(R)", AND "SPDR(R)" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY PDR SERVICES LLC AND THE AMERICAN STOCK EXCHANGE LLC. THE TRUST, HOWEVER, IS NOT SPONSORED BY OR AFFILIATED WITH STANDARD & POOR'S OR THE MCGRAW-HILL COMPANIES, INC.

SPDR TRUST, SERIES 1
TRUST OVERVIEW
--------------------------------------------------------------------------------

OBJECTIVE:
To replicate the total return of the S&P 500 Index.

STRATEGY:
The Trust's holdings are comprised of the 500 stocks in the S&P 500 Index, which is designed to capture the price performance of a large cross-section of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:
The SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P 500 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the S&P 500 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach should result in low expected tracking error of the Trust relative to its benchmark.

The Trust ended its fiscal year on September 30, 2005 with a 12-month total return of 12.11% on net asset value as compared to the S&P 500 Index return of 12.25%.

Most of the gain in the S&P 500 was achieved in the first quarter of the fiscal year when the Index rose 9.2%. Energy prices were a hot topic of interest during the fiscal year. In last year's letter, we mentioned that crude oil was just under $50 per barrel. During September 2005, oil briefly rose to over $70 per barrel. Part of that price rise was caused by the devastating hurricanes in the Gulf of Mexico, and the damage done to oil wells in the region. Natural gas, gasoline, and home heating oil prices also rose significantly during the past year. These increased energy costs have further increased inflation fears in the United States. The Federal Reserve Bank has been steadily increasing short term interest rates to combat inflation.

Despite the concerns, the market was strong during the year. Energy was the top performing sector during the last year, rising 55.63%, as the increased price of oil appeared to benefit Energy companies. Utilities also posted strong gains, rising 38.68%. All ten economic sectors posted positive returns during the last 12 months, with Materials (+2.19%) posting the smallest gains.

Apple Computer, Inc. was one of the top performing stocks during the year, rising 177%. The company's iPod has been a major success story in consumer electronics. Exxon Mobil Corp. gained over 31%, contributing 95 basis points of return to the index, the largest contribution from a single stock. As the largest energy company in the U.S., the stock price benefited from increased energy prices. On the flipside, Delphi Corp. and Delta Airlines both filed for bankruptcy protection near the end of the fiscal year (Delphi Corp. was removed from the S&P 500 Index on October 10, 2005 and Delta Airlines was removed on August 18, 2005.)

In March 2005 and September 2005, Standard & Poor's enacted the transition of their indices from full capitalization weights to float adjusted. In order to provide a benchmark that better reflects the market reality of investable shares, the capitalization of the constituents will now be modified for factors such as cross ownership and inside ownership among others. The SPDR Trust was rebalanced in each case to reflect these changes.

We appreciate your support of the SPDR Trust and look forward to serving your investment needs in the future.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

         COMMON STOCKS              SHARES          VALUE
3M Co. .........................   3,249,343   $   238,371,802
Abbott Laboratories.............   6,609,957       280,262,177
ACE Ltd. .......................   1,226,720        57,741,710
ADC Telecommunications,
  Inc. *........................     474,137        10,838,772
Adobe Systems, Inc. ............   2,091,604        62,434,379
Advanced Micro Devices,
  Inc. *........................   1,695,185        42,718,662
AES Corp. *.....................   2,775,948        45,608,826
Aetna, Inc. ....................   1,232,213       106,142,828
Affiliated Computer Services,
  Inc., (Class A) *.............     525,545        28,694,757
AFLAC, Inc. ....................   2,132,724        96,612,397
Agilent Technologies, Inc. *....   2,137,632        70,007,448
Air Products & Chemicals,
  Inc. .........................     950,680        52,420,495
Alberto-Culver Co., (Class B)...     354,791        15,876,897
Albertson's, Inc. ..............   1,536,996        39,423,947
Alcoa, Inc. ....................   3,708,555        90,562,913
Allegheny Energy, Inc. *........     674,264        20,713,390
Allegheny Technologies, Inc. ...     375,298        11,626,732
Allergan, Inc. .................     556,406        50,977,918
Allied Waste Industries,
  Inc. *........................     925,134         7,817,382
Allstate Corp. .................   2,786,968       154,091,461
ALLTEL Corp. ...................   1,623,556       105,709,731
Altera Corp. *..................   1,584,757        30,284,706
Altria Group, Inc. .............   8,800,278       648,668,491
Ambac Financial Group, Inc. ....     447,266        32,229,988
Amerada Hess Corp. .............     338,876        46,595,450
Ameren Corp. ...................     866,068        46,325,977
American Electric Power Co.,
  Inc. .........................   1,676,703        66,565,109
American Express Co. ...........   5,262,000       302,249,280
American International Group,
  Inc. .........................  11,003,767       681,793,403
American Power Conversion
  Corp. ........................     750,170        19,429,403
American Standard Cos., Inc. ...     782,564        36,428,354
AmerisourceBergen Corp. ........     438,250        33,876,725
Amgen, Inc. *...................   5,241,912       417,623,129
AmSouth Bancorp.................   1,471,399        37,167,539
Anadarko Petroleum Corp. .......   1,005,372        96,264,369
Analog Devices, Inc. ...........   1,585,045        58,868,571
Andrew Corp. *..................     652,994         7,280,883
Anheuser-Busch Cos., Inc. ......   3,301,956       142,116,186
Aon Corp. ......................   1,325,150        42,510,812
Apache Corp. ...................   1,397,944       105,153,348
Apartment Investment &
  Management Co., (Class A).....     389,423        15,101,824
Apollo Group, Inc., (Class
  A) *..........................     611,471        40,595,560
Apple Computer, Inc. *..........   3,531,371       189,316,799
Applera Corp. -- Applied
  Biosystems Group..............     800,897        18,612,846
Applied Materials, Inc. ........   6,855,707       116,272,791
Applied Micro Circuits
  Corp. *.......................   1,265,237         3,795,711
Archer-Daniels-Midland Co. .....   2,780,824        68,575,120
Archstone-Smith Trust...........     900,511        35,903,374
Ashland, Inc. ..................     320,205        17,688,124
AT&T Corp. .....................   3,410,047        67,518,931
Autodesk, Inc. .................     952,103        44,215,663

         COMMON STOCKS              SHARES          VALUE
Automatic Data Processing,
  Inc. .........................   2,464,183   $   106,058,436
AutoNation, Inc. *..............     764,568        15,268,423
AutoZone, Inc. *................     230,059        19,152,412
Avaya, Inc. *...................   1,798,339        18,522,892
Avery Dennison Corp. ...........     475,193        24,895,361
Avon Products, Inc. ............   2,000,240        54,006,480
Baker Hughes, Inc. .............   1,449,605        86,512,426
Ball Corp. .....................     462,160        16,979,758
Bank of America Corp. ..........  17,037,257       717,268,520
Bank of New York Co., Inc.
  (The).........................   3,308,841        97,313,014
Bausch & Lomb, Inc. ............     218,284        17,611,153
Baxter International, Inc. .....   2,647,043       105,537,604
BB&T Corp. .....................   2,328,726        90,936,750
Bear Stearns Cos., Inc. ........     477,484        52,403,869
Becton, Dickinson and Co. ......   1,052,795        55,198,042
Bed Bath & Beyond, Inc. *.......   1,232,594        49,525,627
BellSouth Corp. ................   7,789,480       204,863,324
Bemis Co., Inc. ................     439,137        10,846,684
Best Buy Co., Inc. .............   1,695,064        73,786,136
Big Lots, Inc. *................     477,261         5,245,098
Biogen Idec, Inc. *.............   1,438,993        56,811,444
Biomet, Inc. ...................   1,050,899        36,476,704
BJ Services Co. ................   1,350,445        48,602,516
Black & Decker Corp. ...........     341,603        28,042,190
Block (H&R), Inc. ..............   1,379,536        33,081,273
BMC Software, Inc. *............     928,466        19,590,633
Boeing Co. .....................   3,484,480       236,770,416
Boston Scientific Corp. *.......   2,416,035        56,462,738
Bristol-Myers Squibb Co. .......   8,314,521       200,047,375
Broadcom Corp., (Class A) *.....   1,222,481        57,346,584
Brown-Forman Corp., (Class B)...     373,211        22,220,983
Brunswick Corp. ................     404,568        15,264,351
Burlington Northern Santa Fe
  Corp. ........................   1,570,545        93,918,591
Burlington Resources, Inc. .....   1,606,948       130,677,011
C.R. Bard, Inc. ................     448,064        29,585,666
Calpine Corp. *.................   2,184,071         5,656,744
Campbell Soup Co. ..............     703,281        20,922,610
Capital One Financial Corp. ....   1,227,346        97,598,554
Cardinal Health, Inc. ..........   1,813,941       115,076,417
Caremark Rx, Inc. *.............   1,892,140        94,474,550
Carnival Corp. .................   1,830,127        91,469,747
Caterpillar, Inc. ..............   2,872,891       168,782,346
Cendant Corp. ..................   4,444,921        91,743,169
CenterPoint Energy, Inc. .......   1,327,539        19,740,505
Centex Corp. ...................     545,417        35,223,030
CenturyTel, Inc. ...............     547,141        19,138,992
Charles Schwab Corp. (The)......   4,358,393        62,891,611
ChevronTexaco Corp. ............   9,564,581       619,115,328
Chiron Corp. *..................     439,732        19,181,110
Chubb Corp. ....................     845,150        75,683,182
CIENA Corp. *...................   2,330,287         6,151,958
CIGNA Corp. ....................     546,328        64,390,218
Cincinnati Financial Corp. .....     747,494        31,312,524
Cinergy Corp. ..................     826,777        36,717,167

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Cintas Corp. ...................     623,478   $    25,593,772
Circuit City Stores, Inc. ......     697,272        11,965,188
Cisco Systems, Inc. *...........  27,166,660       487,098,214
CIT Group, Inc. ................     879,917        39,754,650
Citigroup, Inc. ................  21,915,665       997,601,071
Citizens Communications Co. ....   1,420,672        19,250,106
Citrix Systems, Inc. *..........     693,541        17,435,621
Clear Channel Communications,
  Inc. .........................   2,325,450        76,484,050
Clorox Co. .....................     640,457        35,570,982
CMS Energy Corp. *..............     880,375        14,482,169
Coach, Inc. *...................   1,617,698        50,731,009
Coca-Cola Co. (The).............   8,804,652       380,272,920
Coca-Cola Enterprises, Inc. ....   1,250,825        24,391,088
Colgate-Palmolive Co. ..........   2,205,453       116,425,864
Comcast Corp., (Class A) *......   9,329,513       274,101,092
Comerica, Inc. .................     699,521        41,201,787
Compass Bancshares, Inc. .......     516,141        23,654,742
Computer Associates
  International, Inc. ..........   1,928,218        53,623,743
Computer Sciences Corp. *.......     768,300        36,348,273
Compuware Corp. *...............   1,560,734        14,826,973
Comverse Technology, Inc. *.....     836,212        21,967,289
ConAgra Foods, Inc. ............   2,201,395        54,484,526
ConocoPhillips, Inc. ...........   5,916,699       413,636,427
Consolidated Edison, Inc. ......   1,040,022        50,493,068
Constellation Brands, Inc.,
  (Class A) *...................     815,540        21,204,040
Constellation Energy Group,
  Inc. .........................     756,193        46,581,489
Convergys Corp. *...............     584,833         8,404,050
Cooper Industries Ltd., (Class
  A)............................     387,424        26,786,495
Cooper Tire & Rubber Co. .......     267,365         4,082,664
Corning, Inc. *.................   6,270,634       121,211,355
Costco Wholesale Corp. .........   2,038,177        87,825,047
Countrywide Financial Corp. ....   2,531,732        83,496,521
Coventry Health Care, Inc. *....     447,428        38,487,757
CSX Corp. ......................     922,459        42,875,894
Cummins, Inc. ..................     198,938        17,504,555
CVS Corp. ......................   3,457,340       100,297,433
D.R. Horton, Inc. ..............   1,132,635        41,024,040
Dana Corp. .....................     631,016         5,937,861
Danaher Corp. ..................     987,430        53,153,357
Darden Restaurants, Inc. .......     610,188        18,531,410
Deere & Co. ....................   1,028,343        62,934,592
Dell, Inc. *....................  10,177,031       348,054,460
Delphi Corp.....................   2,304,814         6,361,287
Devon Energy Corp. .............   1,921,872       131,917,294
Dillard's, Inc., (Class A)......     295,776         6,175,803
Disney (Walt) Co. (The).........   8,507,548       205,287,133
Dollar General Corp. ...........   1,376,144        25,238,481
Dominion Resources, Inc. .......   1,449,099       124,825,388
Dover Corp. ....................     849,896        34,667,258
Dow Chemical Co. ...............   4,102,699       170,959,467
Dow Jones & Co., Inc. ..........     249,292         9,520,461
DTE Energy Co. .................     757,681        34,747,251

         COMMON STOCKS              SHARES          VALUE
Du Pont (E.I.) de Nemours.......   4,228,111   $   165,615,108
Duke Energy Corp. ..............   3,938,265       114,879,190
Dynegy, Inc., (Class A) *.......   1,391,480         6,553,871
E*TRADE Financial Corp. *.......   1,536,309        27,039,038
Eastman Chemical Co. ...........     334,418        15,707,613
Eastman Kodak Co. ..............   1,221,296        29,714,132
Eaton Corp. ....................     628,963        39,970,599
eBay, Inc. *....................   4,657,532       191,890,318
Ecolab, Inc. ...................     761,231        24,306,106
Edison International............   1,385,485        65,505,731
El Paso Corp. ..................   2,811,417        39,078,696
Electronic Arts, Inc. *.........   1,277,869        72,697,967
Electronic Data Systems
  Corp. ........................   2,206,691        49,518,146
EMC Corp. *.....................  10,252,020       132,661,139
Emerson Electric Co. ...........   1,753,581       125,907,116
Engelhard Corp. ................     501,839        14,006,326
Entergy Corp. ..................     884,285        65,720,061
EOG Resources, Inc. ............   1,021,379        76,501,287
Equifax, Inc. ..................     541,216        18,910,087
Equity Office Properties
  Trust.........................   1,747,089        57,147,281
Equity Residential Properties
  Trust.........................   1,221,005        46,215,039
Exelon Corp. ...................   2,851,791       152,399,711
Express Scripts, Inc. *.........     618,390        38,463,858
Exxon Mobil Corp. ..............  26,735,766     1,698,790,572
Family Dollar Stores, Inc. .....     693,641        13,782,647
Fannie Mae......................   4,114,379       184,406,467
Federated Department Stores,
  Inc. .........................   1,127,430        75,391,244
Federated Investors, Inc.,
  (Class B).....................     398,112        13,229,262
FedEx Corp. ....................   1,288,038       112,226,751
Fifth Third Bancorp.............   2,384,451        87,580,885
First Data Corp. ...............   3,275,541       131,021,640
First Horizon National Corp. ...     532,114        19,342,344
FirstEnergy Corp. ..............   1,401,439        73,043,001
Fiserv, Inc. *..................     797,916        36,600,407
Fisher Scientific International,
  Inc. *........................     519,542        32,237,581
Fluor Corp. ....................     356,590        22,957,264
Ford Motor Co. .................   7,884,123        77,737,453
Forest Laboratories, Inc. *.....   1,444,998        56,311,572
Fortune Brands, Inc. ...........     621,025        50,507,963
FPL Group, Inc. ................   1,676,691        79,810,492
Franklin Resources, Inc. .......     601,570        50,507,817
Freddie Mac.....................   2,937,371       165,843,967
Freeport-McMoran Copper & Gold,
  Inc., (Class B)...............     747,384        36,315,389
Freescale Semiconductor, Inc.,
  (Class A) *...................   1,723,863        40,648,690
Gannett Co., Inc. ..............   1,036,605        71,349,522
Gap, Inc. (The).................   2,358,077        41,101,282
Gateway, Inc. *.................   1,257,499         3,395,247
General Dynamics Corp. .........     855,167       102,235,215
General Electric Co. ...........  44,950,717     1,513,490,641
General Mills, Inc. ............   1,540,066        74,231,181
General Motors Corp. ...........   2,403,812        73,580,685
Genuine Parts Co. ..............     719,116        30,850,076

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Genzyme Corp. *.................   1,094,146   $    78,384,619
Georgia-Pacific Corp. ..........   1,084,311        36,931,633
Gilead Sciences, Inc. *.........   1,940,215        94,604,883
Gillette Co. ...................   3,812,845       221,907,579
Golden West Financial Corp. ....   1,069,687        63,528,711
Goldman Sachs Group, Inc.,......   1,989,608       241,896,541
Goodrich Corp...................     503,022        22,303,995
Goodyear Tire & Rubber Co.
  (The) *.......................     719,920        11,223,553
Guidant Corp. ..................   1,405,782        96,844,322
Halliburton Co. ................   2,162,381       148,166,346
Harley-Davidson, Inc. ..........   1,190,623        57,673,778
Harrah's Entertainment, Inc. ...     781,398        50,939,336
Hartford Financial Services
  Group, Inc. (The).............   1,275,156        98,403,789
Hasbro, Inc. ...................     768,020        15,091,593
HCA, Inc. ......................   1,941,064        93,015,787
Health Management Associates,
  Inc. (Class A)................   1,028,637        24,142,110
Heinz H.J. Co. .................   1,463,348        53,470,736
Hercules, Inc. *................     458,101         5,597,994
Hershey Co. (The)...............     760,450        42,820,940
Hewlett-Packard Co. ............  12,166,218       355,253,566
Hilton Hotels Corp. ............   1,360,137        30,358,258
Home Depot, Inc. ...............   9,094,839       346,877,159
Honeywell International,
  Inc. .........................   3,636,613       136,372,987
Hospira, Inc. *.................     658,472        26,977,598
Humana, Inc. *..................     676,484        32,390,054
Huntington Bancshares, Inc. ....     968,485        21,761,858
Illinois Tool Works, Inc. ......     885,086        72,869,130
IMS Health, Inc. ...............     944,301        23,768,056
Ingersoll-Rand Co., (Class A)...   1,434,427        54,838,144
Intel Corp. ....................  25,853,165       637,280,517
International Business Machines
  Corp. ........................   6,773,323       543,355,971
International Flavors &
  Fragrances, Inc. .............     370,674        13,210,821
International Game Technology...   1,434,038        38,719,026
International Paper Co. ........   2,084,867        62,129,037
Interpublic Group of Cos.,
  Inc. *........................   1,732,037        20,160,911
Intuit, Inc. *..................     769,755        34,492,722
ITT Industries, Inc. ...........     394,811        44,850,530
J.C. Penney Co., Inc. (Holding
  Co.)..........................   1,061,633        50,342,637
JPMorgan Chase & Co. ...........  14,929,521       506,558,648
Jabil Circuit, Inc. *...........     767,917        23,743,994
Janus Capital Group, Inc. ......     947,885        13,696,938
JDS Uniphase Corp. *............   6,871,570        15,254,885
Jefferson-Pilot Corp. ..........     560,982        28,705,449
Johnson & Johnson Co. ..........  12,613,679       798,193,607
Johnson Controls, Inc. .........     818,079        50,761,802
Jones Apparel Group, Inc. ......     502,119        14,310,392
KB HOME.........................     348,023        25,475,284
Kellogg Co. ....................   1,033,749        47,686,841
Kerr-McGee Corp. ...............     485,466        47,143,603
KeyCorp.........................   1,740,670        56,136,608

         COMMON STOCKS              SHARES          VALUE
KeySpan Corp. ..................     720,117   $    26,485,903
Kimberly-Clark Corp. ...........   2,023,734       120,472,885
Kinder Morgan, Inc. ............     398,529        38,322,549
King Pharmaceuticals, Inc. *....   1,007,153        15,490,013
KLA-Tencor Corp. ...............     840,733        40,994,141
Knight Ridder, Inc. ............     289,389        16,981,347
Kohl's Corp. *..................   1,475,572        74,044,203
Kroger Co. *....................   3,042,602        62,647,175
L-3 Communications
  Holdings, Inc. ...............     494,624        39,109,920
Laboratory Corp. of America
  Holdings *....................     560,855        27,319,247
Leggett & Platt, Inc. ..........     789,718        15,952,304
Lehman Brothers Holdings,
  Inc. .........................   1,153,485       134,357,933
Lexmark International, Inc.,
  (Class A) *...................     494,653        30,198,566
Lilly (Eli) & Co. ..............   4,819,872       257,959,549
Limited Brands, Inc.............   1,480,703        30,250,762
Lincoln National Corp. .........     714,263        37,155,961
Linear Technology Corp. ........   1,304,148        49,022,923
Liz Claiborne, Inc. ............     442,368        17,393,910
Lockheed Martin Corp. ..........   1,522,770        92,949,881
Loews Corp. ....................     561,875        51,922,869
Louisiana-Pacific Corp. ........     451,183        12,493,257
Lowe's Companies, Inc. .........   3,319,006       213,743,986
LSI Logic Corp. *...............   1,576,522        15,528,742
Lucent Technologies, Inc. *.....  18,903,804        61,437,363
M&T Bank Corp. .................     333,469        35,251,008
Manor Care, Inc. ...............     329,203        12,644,687
Marathon Oil Corp. .............   1,555,967       107,252,805
Marriott International, Inc.,
  (Class A).....................     711,506        44,824,878
Marsh & McLennan Cos., Inc. ....   2,276,684        69,188,427
Marshall & Ilsley Corp. ........     889,912        38,720,071
Masco Corp. ....................   1,810,098        55,533,807
Mattel, Inc. ...................   1,717,116        28,641,495
Maxim Integrated Products,
  Inc. .........................   1,393,136        59,417,250
Maytag Corp. ...................     322,709         5,892,666
MBIA, Inc. .....................     565,081        34,255,210
MBNA Corp. .....................   5,341,072       131,604,014
McCormick & Co., Inc. ..........     565,186        18,442,019
McDonald's Corp. ...............   5,281,871       176,889,860
McGraw-Hill Cos., Inc. (The)....   1,588,476        76,310,387
McKesson Corp. .................   1,318,104        62,544,035
MeadWestvaco Corp. .............     777,695        21,479,936
Medco Health Solutions,
  Inc. *........................   1,295,599        71,037,693
MedImmune, Inc. *...............   1,019,150        34,294,398
Medtronic, Inc. ................   5,149,345       276,107,879
Mellon Financial Corp. .........   1,765,313        56,437,057
Merck & Co., Inc. ..............   9,328,990       253,841,818
Mercury Interactive Corp. *.....     361,066        14,298,214
Meredith Corp. .................     187,821         9,370,390
Merrill Lynch & Co., Inc. ......   3,926,786       240,908,321
MetLife, Inc. ..................   3,229,669       160,934,406
MGIC Investment Corp. ..........     393,229        25,245,302

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Micron Technology, Inc. *.......   2,568,729   $    34,164,096
Microsoft Corp. ................  39,065,669     1,005,159,663
Millipore Corp. *...............     220,118        13,843,221
Molex, Inc. ....................     643,096        17,157,801
Molson Coors Brewing Co., (Class
  B)............................     230,108        14,729,213
Monsanto Co. ...................   1,142,085        71,665,834
Monster Worldwide, Inc. *.......     504,048        15,479,314
Moody's Corp. ..................   1,060,861        54,188,780
Morgan Stanley..................   4,611,536       248,746,252
Motorola, Inc. .................  10,505,308       232,062,254
Murphy Oil Corp. ...............     683,699        34,096,069
Mylan Laboratories, Inc. .......     909,037        17,508,053
Nabors Industries Ltd. *........     674,621        48,458,026
National City Corp. ............   2,411,364        80,636,012
National Semiconductor Corp. ...   1,456,155        38,296,877
National-Oilwell Varco,
  Inc. *........................     737,519        48,528,750
Navistar International
  Corp. *.......................     275,671         8,940,011
NCR Corp. *.....................     779,199        24,864,240
Network Appliance, Inc. *.......   1,529,015        36,298,816
New York Times Co. (The) (Class
  A)............................     593,137        17,645,826
Newell Rubbermaid, Inc. ........   1,129,541        25,584,104
Newmont Mining Corp. (Holding
  Co.)..........................   1,896,730        89,468,754
News Corp. (Class A)............  10,387,454       161,940,408
Nicor, Inc. ....................     184,077         7,736,756
NIKE, Inc., (Class B)...........     790,033        64,529,895
NiSource, Inc. .................   1,131,631        27,442,052
Noble Corp. ....................     581,494        39,809,079
Nordstrom, Inc. ................     938,667        32,215,051
Norfolk Southern Corp. .........   1,719,857        69,757,400
North Fork Bancorporation,
  Inc. .........................   2,034,120        51,870,060
Northern Trust Corp. ...........     786,945        39,780,070
Northrop Grumman Corp. .........   1,517,162        82,457,755
Novell, Inc. *..................   1,593,671        11,872,849
Novellus Systems, Inc. *........     573,766        14,390,051
Nucor Corp. ....................     666,949        39,343,322
NVIDIA Corp. *..................     704,790        24,160,201
Occidental Petroleum Corp. .....   1,700,409       145,265,941
Office Depot, Inc. *............   1,316,921        39,112,554
OfficeMax, Inc. ................     289,821         9,178,631
Omnicom Group, Inc. ............     764,945        63,972,350
Oracle Corp. *..................  15,991,692       198,137,064
PACCAR, Inc. ...................     725,420        49,248,764
Pactiv Corp. *..................     606,114        10,619,117
Pall Corp. .....................     507,556        13,957,790
Parametric Technology Corp. *...   1,127,807         7,860,815
Parker-Hannifin Corp. ..........     501,088        32,224,969
Paychex, Inc. ..................   1,412,009        52,357,294
Peoples Energy Corp. ...........     154,308         6,076,649
Pepsi Bottling Group, Inc.
  (The) ........................     555,934        15,871,916
PepsiCo, Inc. ..................   7,095,993       402,413,763
PerkinElmer, Inc. ..............     540,642        11,012,878
Pfizer, Inc. ...................  31,292,897       781,383,638
PG&E Corp. .....................   1,587,862        62,323,584

         COMMON STOCKS              SHARES          VALUE
Phelps Dodge Corp. .............     403,484   $    52,424,676
Pinnacle West Capital Corp. ....     401,755        17,709,360
Pitney Bowes, Inc. .............     972,254        40,581,882
Plum Creek Timber Co., Inc. ....     782,086        29,648,880
PMC-Sierra, Inc. *..............     723,086         6,370,388
PNC Financial Services Group....   1,240,681        71,984,312
PPG Industries, Inc. ...........     715,568        42,354,470
PPL Corp. ......................   1,584,451        51,225,301
Praxair, Inc. ..................   1,374,394        65,874,704
Principal Financial Group.......   1,185,984        56,180,062
Procter & Gamble Co. ...........  10,872,947       646,505,429
Progress Energy, Inc. ..........   1,069,920        47,878,920
Progressive Corp. (The).........     829,244        86,879,894
ProLogis........................   1,035,257        45,872,238
Providian Financial Corp. *.....   1,226,815        21,690,089
Prudential Financial, Inc.......   2,175,904       147,004,074
Public Service Enterprise Group,
  Inc. .........................   1,016,403        65,415,697
Public Storage, Inc. ...........     339,190        22,725,730
Pulte Homes, Inc. ..............     898,489        38,563,148
QLogic Corp. *..................     381,105        13,033,791
QUALCOMM, Inc. .................   6,929,177       310,080,671
Quest Diagnostics, Inc. ........     705,871        35,674,720
Qwest Communications
  International, Inc. *.........   6,466,632        26,513,191
R.R. Donnelley & Sons Co. ......     888,305        32,929,466
RadioShack Corp. ...............     565,742        14,030,402
Raytheon Co. ...................   1,918,272        72,932,701
Reebok International Ltd. ......     234,858        13,285,917
Regions Financial Corp. ........   1,934,243        60,193,642
Reynolds American, Inc. ........     345,553        28,687,810
Robert Half International,
  Inc. .........................     725,254        25,811,790
Rockwell Automation, Inc. ......     775,938        41,047,120
Rockwell Collins, Inc. .........     742,676        35,886,104
Rohm & Haas Co. ................     589,567        24,248,891
Rowan Cos., Inc. ...............     463,420        16,446,776
Ryder System, Inc. .............     261,033         8,932,549
Sabre Holdings Corp. ...........     545,960        11,072,069
SAFECO Corp. ...................     532,452        28,422,288
Safeway, Inc. ..................   1,907,390        48,829,184
Sanmina-SCI Corp. *.............   2,135,856         9,162,822
Sara Lee Corp. .................   3,281,260        62,179,877
SBC Communications, Inc. .......  14,045,160       336,662,485
Schering-Plough Corp. ..........   6,276,487       132,120,051
Schlumberger Ltd. ..............   2,499,861       210,938,271
Scientific-Atlanta, Inc. .......     629,078        23,596,716
Sealed Air Corp. *..............     345,116        16,379,205
Sears Holdings Corp. *..........     433,897        53,985,465
Sempra Energy...................   1,089,287        51,261,846
Sherwin-Williams Co. (The)......     482,722        21,273,559
Siebel Systems, Inc. ...........   2,152,599        22,236,348
Sigma-Aldrich Corp. ............     285,699        18,301,878
Simon Property Group, Inc. .....     756,273        56,054,955
SLM Corp........................   1,774,258        95,171,199
Snap-on, Inc. ..................     242,297         8,751,768

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         COMMON STOCKS              SHARES          VALUE
Solectron Corp. *...............   3,939,309   $    15,402,698
Southern Co. (The)..............   3,176,122       113,578,123
Southwest Airlines Co. .........   2,937,566        43,622,855
Sovereign Bancorp, Inc. ........   1,522,641        33,559,008
Sprint Nextel Corp. ............  12,476,016       296,679,660
St. Jude Medical , Inc. *.......   1,551,420        72,606,456
St. Paul Travelers Cos., Inc.
  (The).........................   2,872,166       128,874,088
Stanley Works (The).............     314,288        14,670,964
Staples, Inc. ..................   3,122,807        66,578,245
Starbucks Corp. *...............   1,627,172        81,521,317
Starwood Hotels & Resorts
  Worldwide, Inc. ..............     925,707        52,922,669
State Street Corp. (a) .........   1,406,836        68,822,417
Stryker Corp. ..................   1,184,921        58,570,645
Sun Microsystems, Inc. *........  14,498,065        56,832,415
Sunoco, Inc. ...................     566,885        44,330,407
SunTrust Banks, Inc. ...........   1,554,416       107,954,191
SUPERVALU, Inc. ................     567,565        17,662,623
Symantec Corp. *................   5,094,822       115,448,667
Symbol Technologies, Inc. ......     980,529         9,491,521
Sysco Corp. ....................   2,690,420        84,398,475
T. Rowe Price Group, Inc. ......     555,575        36,279,048
Target Corp. ...................   3,761,177       195,317,922
TECO Energy, Inc. ..............     860,464        15,505,561
Tektronix, Inc. ................     369,659         9,326,497
Tellabs, Inc. *.................   1,868,060        19,651,991
Temple-Inland, Inc. ............     471,563        19,263,349
Tenet Healthcare Corp. *........   1,953,357        21,936,199
Teradyne, Inc. *................     795,385        13,123,853
Texas Instruments, Inc. ........   6,931,476       234,977,036
Textron, Inc. ..................     563,750        40,432,150
Synovus Financial Corp. ........   1,298,736        36,000,962
Thermo Electron Corp. *.........     671,851        20,760,196
Tiffany & Co. ..................     595,950        23,700,932
Time Warner, Inc. ..............  19,959,579       361,467,976
TJX Cos., Inc. (The)............   1,963,499        40,212,460
Torchmark Corp. ................     433,801        22,917,707
Transocean, Inc. *..............   1,399,799        85,821,677
Tribune Co. ....................   1,107,796        37,543,206
TXU Corp. ......................   1,021,156       115,268,089
Tyco International Ltd. ........   8,606,189       239,682,364
Tyson Foods, Inc., (Class A)....   1,047,044        18,899,144
U.S. Bancorp....................   7,765,531       218,056,110
Union Pacific Corp. ............   1,121,929        80,442,309
Unisys Corp. *..................   1,370,367         9,099,237
United Parcel Service, Inc.,
  (Class B).....................   4,703,454       325,149,775
United States Steel Corp. ......     466,526        19,757,376
United Technologies Corp. ......   4,356,835       225,858,326
UnitedHealth Group, Inc. .......   5,367,732       301,666,538
Univision Communications, Inc.
  (Class A) *...................     942,672        25,009,088
UnumProvident Corp. ............   1,266,486        25,962,963
UST, Inc. ......................     678,555        28,404,312


         COMMON STOCKS              SHARES          VALUE
V.F. Corp. .....................     378,963   $    21,968,485
Valero Energy Corp. ............   1,301,738       147,174,498
Verizon Communications, Inc. ...  11,753,490       384,221,588
Viacom, Inc., (Class B).........   6,720,736       221,851,495
Visteon Corp. ..................     536,343         5,245,435
Vornado Realty Trust............     502,604        43,535,558
Vulcan Materials Co. ...........     434,344        32,232,668
W.W. Grainger, Inc. ............     321,096        20,203,360
Wachovia Corp. .................   6,705,638       319,121,312
Wal-Mart Stores, Inc. ..........  10,590,554       464,078,076
Walgreen Co. ...................   4,346,803       188,868,590
Washington Mutual, Inc. ........   3,740,658       146,708,607
Waste Management, Inc. .........   2,368,563        67,764,587
Waters Corp. *..................     487,162        20,265,939
Watson Pharmaceuticals,
  Inc. *........................     433,967        15,887,532
Weatherford International
  Ltd. *........................     582,012        39,960,944
WellPoint, Inc. *...............   2,609,497       197,852,063
Wells Fargo & Co. ..............   7,176,534       420,329,596
Wendy's International, Inc. ....     479,180        21,634,977
Weyerhaeuser Co. ...............   1,041,553        71,606,769
Whirlpool Corp. ................     278,894        21,131,798
Williams Cos., Inc. (The).......   2,432,700        60,939,135
Wm. Wrigley Jr. Co. ............     753,983        54,196,298
Wyeth...........................   5,702,260       263,843,570
Xcel Energy, Inc. ..............   1,677,210        32,890,088
Xerox Corp. *...................   4,078,675        55,673,914
Xilinx, Inc. ...................   1,452,138        40,442,043
XL Capital Ltd. ................     597,171        40,625,543
XTO Energy, Inc. ...............   1,536,472        69,632,911
Yahoo!, Inc. *..................   5,296,077       179,219,246
Yum Brands, Inc. ...............   1,208,371        58,497,240
Zimmer Holdings, Inc. *.........   1,052,082        72,477,929
Zions Bancorp...................     382,873        27,264,387
                                               ---------------
Total Common Stocks (Cost
  $56,552,231,679)..............               $46,999,672,571
                                               ===============

* Non-income producing security
(a) Affiliated Issuer. See table below for more information.

                                        SHARES
                                     PURCHASED FOR    SHARES SOLD
                        NUMBER OF     THE TWELVE     FOR THE TWELVE
                       SHARES HELD   MONTHS ENDED     MONTHS ENDED
SECURITY DESCRIPTION   AT 9/30/04       9/30/05         9/30/05
--------------------   -----------   -------------   --------------
State Street Corp.
 (Cost
 $75,084,390)........   1,481,556      1,792,846       1,867,566

                                                      REALIZED GAIN
                                         INCOME       ON SHARES SOLD
                        NUMBER OF    EARNED FOR THE     DURING THE
                       SHARES HELD   TWELVE MONTHS    TWELVE MONTHS
                       AT 9/30/05    ENDED 9/30/05    ENDED 9/30/05
                       -----------   --------------   --------------
                        1,406,836      $1,074,217        $190,138

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value (including
      affiliated investments of $68,822,417)................  $46,999,672,571
     Cash...................................................      251,582,223
     Receivable for investments sold........................        5,477,861
     Dividends receivable...................................       56,050,010
                                                              ---------------
Total Assets................................................   47,312,782,665
                                                              ---------------
LIABILITIES
     Payable for investments purchased......................       25,989,563
     Payable for income delivered for SPDR's in-kind
      transactions..........................................        1,668,925
     Income distribution payable............................      240,735,754
     Accrued Trustee expense................................        1,213,612
     Accrued expenses and other liabilities.................       14,580,525
                                                              ---------------
Total Liabilities...........................................      284,188,379
                                                              ---------------
NET ASSETS..................................................  $47,028,594,286
                                                              ===============
NET ASSETS REPRESENTED BY:
     Paid in surplus........................................  $61,252,789,476
     Distribution in excess of net investment income........     (147,564,863)
     Accumulated net realized loss on investments...........   (4,524,071,219)
     Net unrealized depreciation on investments.............   (9,552,559,108)
                                                              ---------------
NET ASSETS..................................................  $47,028,594,286
                                                              ===============
NET ASSET VALUE PER SPDR....................................  $        122.85
                                                              ===============
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("SPDRS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00
     PAR VALUE..............................................      382,803,649
                                                              ---------------
COST OF INVESTMENTS (INCLUDING COST OF AFFILIATED
  INVESTMENTS OF $75,084,390)...............................  $56,552,231,679
                                                              ---------------

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2005    SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                       ------------------    ------------------    ------------------
INVESTMENT INCOME
  Dividend income....................    $1,089,904,791        $  727,345,627        $  693,488,016
                                         --------------        --------------        --------------
EXPENSES
     Trustee expense.................        31,597,760            25,819,307            23,869,863
     Marketing expense...............        15,473,877            12,584,583            11,609,929
     S&P license fee.................        18,052,857            14,682,013            13,544,917
     SEC registration fee............           500,000               191,800             1,000,100
     Legal and audit services........           246,250               126,596               126,250
     Other expenses..................           842,504               381,914               380,870
                                         --------------        --------------        --------------
Total expenses.......................        66,713,248            53,786,213            50,531,929
     Rebate from Trustee.............       (15,133,657)           (7,350,434)           (4,092,213)
                                         --------------        --------------        --------------
Net expenses.........................        51,579,591            46,435,779            46,439,716
     Trustee earnings credit.........        (2,730,415)           (1,233,786)             (521,780)
                                         --------------        --------------        --------------
Net expenses after Trustee earnings
  credits............................        48,849,176            45,201,993            45,917,936
                                         --------------        --------------        --------------
NET INVESTMENT INCOME................     1,041,055,615           682,143,634           647,570,080
                                         --------------        --------------        --------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS
     Net realized gain/(loss) on
       investment transactions.......     4,542,842,784         2,220,162,834         2,065,341,241
     Net change in unrealized
       appreciation (depreciation)...       (74,477,234)        2,153,046,919         5,437,715,771
                                         --------------        --------------        --------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS)
  ON INVESTMENTS.....................     4,468,365,550         4,373,209,753         7,503,057,012
                                         --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........    $5,509,421,165        $5,055,353,387        $8,150,627,092
                                         ==============        ==============        ==============

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2005    SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
                                       ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income...........   $ 1,041,055,615       $   682,143,634       $   647,570,080
     Net realized gain/(loss) on
       investment transactions.......     4,542,842,784         2,220,162,834         2,065,341,241
     Net change in unrealized
       appreciation (depreciation)...       (74,477,234)        2,153,046,919         5,437,715,771
                                        ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........     5,509,421,165         5,055,353,387         8,150,627,092
                                        ---------------       ---------------       ---------------
UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN PRICE OF UNITS ISSUED
  AND REDEEMED.......................        45,350,560            67,955,540            (6,804,410)
                                        ---------------       ---------------       ---------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME..................    (1,085,600,597)         (741,887,578)         (640,459,798)
                                        ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM ISSUANCE AND REDEMPTION OF
  SPDRS..............................    (3,156,501,800)        5,279,936,052        (2,147,671,890)
                                        ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  DURING PERIOD......................     1,312,669,328         9,661,357,401         5,355,690,994
NET ASSETS AT BEGINNING OF PERIOD....    45,715,924,958        36,054,567,557        30,698,876,563
                                        ---------------       ---------------       ---------------
NET ASSETS END OF PERIOD*............   $47,028,594,286       $45,715,924,958       $36,054,567,557
                                        ===============       ===============       ===============
* INCLUDES UNDISTRIBUTED
  (DISTRIBUTION IN EXCESS OF) NET
  INVESTMENT INCOME..................   $  (147,564,863)      $   (96,877,537)      $   (29,877,598)
                                        ---------------       ---------------       ---------------

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE YEAR
--------------------------------------------------------------------------------

                                                     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       9/30/05        9/30/04        9/30/03        9/30/02        9/30/01
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF YEAR.................  $    111.78    $     99.87    $     81.78    $    104.33    $    143.83
                                                     -----------    -----------    -----------    -----------    -----------
Investment Operations:
    Net investment income..........................         2.40(3)        1.81           1.55           1.46           1.45
    Net realized and unrealized gain/(loss) on
      investments..................................        11.07          11.89          18.09         (22.55)        (39.51)
                                                     -----------    -----------    -----------    -----------    -----------
Total from investment operations...................        13.47          13.70          19.64         (21.09)        (38.06)
                                                     -----------    -----------    -----------    -----------    -----------
Less distributions from:
    Net investment income..........................        (2.40)         (1.79)         (1.55)         (1.46)         (1.44)
                                                     -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF YEAR.......................  $    122.85    $    111.78    $     99.87    $     81.78    $    104.33
                                                     ===========    ===========    ===========    ===========    ===========
TOTAL INVESTMENT RETURN............................        12.11%         13.62%         24.13%        (20.46)%       (26.60)%
RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
    Net investment income..........................         2.02%          1.63%          1.67%          1.40%          1.14%
    Total expenses(1)..............................         0.10%          0.11%          0.12%          0.11%          0.11%
    Total expenses excluding Trustee earnings
      credit.......................................         0.10%          0.11%          0.12%          0.12%          0.12%
    Total expenses excluding Trustee earnings
      credit and
      fee waivers..................................         0.13%          0.13%          0.13%          0.13%          0.13%
Portfolio turnover rate(2).........................         6.01%          2.23%          1.76%          4.43%          4.61%
Net assets, end of year (000's)....................  $47,028,594    $45,715,925    $36,054,568    $30,698,877    $24,875,863

--------------------------------------------------------------------------------
(1) Net of expenses reimbursed by the Trustee.

(2) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.

(3) Net investment income per unit reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.40 per share.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. If no closing sale price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security, or at the previous official close price if the security is listed on the NASDAQ. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT RISK
The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust distributes net realized capital gains, if any, at least annually.

EQUALIZATION
The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's units, equivalent on a per unit basis to the amount of distributable net investment

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED) income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per unit is unaffected by sales or reacquisitions of the Trust's units.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per unit calculations in the financial highlights for all years presented exclude these differences.

During 2005, the Trust reclassified $5,827,350,104 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At September 30, 2005, the Trust had capital loss carryforwards of $27,700,040, $56,816,996, $403,831,303, $472,492,447, $1,530,834,020, $445,024,832, and $380,379,645 which will expire on September 30, 2007, September 30, 2008, September 30, 2009, September 30, 2010, September 30, 2011, September 30, 2012 and September 30, 2013, respectively. The Trust incurred losses of $1,121,370,158 during the period October 1, 2004 through September 30, 2005 that were deferred for tax purposes until fiscal 2006.

The Tax character of distributions paid during the year ended September 30, 2005 was $1,085,600,597 of ordinary income. The Tax character of distributions paid during the year ended September 30, 2004 was $741,887,578 of ordinary income.

As of September 30, 2005, the components of distributable earnings (excluding unrealized appreciation (depreciation)) on the tax basis were undistributed ordinary income of $92,676,213 and undistributed long term capital gain of $0.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR - (CONTINUED) to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2005:

Net asset value of the Trust      Fee as a percentage of net asset value of the Trust
----------------------------      ---------------------------------------------------
$0 - $499,999,999              10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999  8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above     6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2005, the Adjustment Amount reduced the Trustee's fee by $2,680,410. The Adjustment Amount included a deficiency of net transaction fees from processing orders of $(50,005) and a Trustee earnings credit of $2,730,415.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2006, so that the total operating expenses would not exceed 10/100 of 1% per annum of the daily net asset value. The total amount of such reimbursement by the Trustee for the year ended September 30, 2005 was $15,133,657. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods.

The Trust has entered into a Memorandum of Agreement with Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") pursuant to which the Trust has obtained a sub-license to use certain S&P marks. The Memorandum of Agreement requires the Trust to pay annually a sub-license fee to the S&P equal to the greater of: (i) 0.03% of the Trust's daily average net assets of the Trust plus a volume based fee ranging from $0.03 to $0.04 per round lot trade of the average daily trading volume, or (ii) $125,000, the minimum annual fee.

INDEMNIFICATIONS
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

TRANSACTIONS WITH AFFILIATED ISSUERS
Certain investments made by The Trust represent securities affiliated with the Trustee. Investments in State Street Corp., the holding company of State Street Bank, were made according to its representative portion of the S&P 500 Index. The market value of these investments at September 30, 2005 is listed in the Schedule of Investments.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN SPDRS
Transactions in SPDRs were as follows:

                                  YEAR ENDED                        YEAR ENDED                        YEAR ENDED
                              SEPTEMBER 30, 2005                SEPTEMBER 30, 2004                SEPTEMBER 30, 2003
                           SPDRs            Amount           SPDRs            Amount           SPDRs            Amount
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
SPDRs sold...........    625,250,000   $ 75,185,061,183    262,700,000   $ 29,115,803,571    337,100,000   $ 30,662,851,816
Dividend reinvestment
  SPDRs issued.......         73,825          8,743,709         27,657          3,069,876         14,556          1,332,378
SPDRs redeemed.......   (651,500,000)   (78,304,956,132)  (214,750,000)   (23,770,981,855)  (351,500,000)   (32,818,660,494)
Net income
  equalization.......             --        (45,350,560)            --        (67,955,540)            --          6,804,410
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
Net increase
  (decrease).........    (26,176,175)  $ (3,156,501,800)    47,977,657   $  5,279,936,052    (14,385,444)  $ (2,147,671,890)
                        ============   ================   ============   ================   ============   ================

Except under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 2005, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $57,666,273,069, $60,825,366,614, $3,144,076,285, and $3,018,393,331,
respectively. At September 30, 2005, the cost of investments for federal income tax purposes was $56,637,358,779, accordingly, gross unrealized appreciation was $1,469,401,248 and gross unrealized depreciation was $11,107,087,456, resulting in net unrealized depreciation of $9,637,686,208.

SPDR TRUST, SERIES 1
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE TRUSTEE AND UNITHOLDERS OF
SPDR TRUST, SERIES 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust, Series 1 (the "Trust") at September 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 14, 2005

TAX INFORMATION (UNAUDITED)
For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends paid deduction for the fiscal year ended September 30, 2005 is 100%.

For the fiscal year ended September 30, 2005 certain dividends paid by the Trust may be designated as qualified dividend income and subject to maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

DISCLOSURE (UNAUDITED)
On November 8, 2004, the Trustee declared a special dividend ("Special Dividend") to be distributed to Beneficial Owners of record as of November 17, 2004. The Special Dividend was declared in light of the special dividend paid by Microsoft Corporation, common shares of held by the Trust. The ex-date for the Special Dividend was November 15, 2004, and the payment date was December 2, 2004.

The Special Dividend was declared by the Trustee pursuant to authority granted it by an amendment, dated November 8, 2004 ("Amendment"), to the Standard Terms and Conditions of the Trust dated as of January 1, 2004. The Amendment expands the circumstances under which the Trustee may declare a special dividend to include circumstances where, in the Trustee's discretion, doing so would be advantageous to the Beneficial Owners of Trust units.

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                      BID/ASK PRICE(1) VS. NET ASSET VALUE
                            AS OF SEPTEMBER 30, 2005

                                                     CLOSING PRICE                  CLOSING PRICE
                                                       ABOVE NAV                      BELOW NAV
                                              ----------------------------   ----------------------------
                                              50 - 99   100 - 199   > 200    50 - 99   100 - 199   > 200
                                               BASIS      BASIS     BASIS     BASIS      BASIS     BASIS
                                              POINTS     POINTS     POINTS   POINTS     POINTS     POINTS
                                              -------   ---------   ------   -------   ---------   ------
2005........................................     0          0         0         0          0         0
2004........................................     0          0         0         1          0         0
2003........................................     0          0         0         0          0         0
2002........................................     7          0         1         3          0         0
2001........................................     0          0         0         0          0         0

           COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE

                             CUMULATIVE TOTAL RETURNS
                             ------------------------
                                                              ONE YEAR   FIVE YEAR   TEN YEAR
                                                              --------   ---------   --------
Return Based on NAV.........................................   12.11%      -7.59%     143.96%
Return Based on Bid/Ask Price...............................   12.24%      -7.46%     144.08%
S&P 500 Index...............................................   12.25%      -7.22%     147.55%

                           AVERAGE ANNUAL TOTAL RETURNS
                           ----------------------------
                                                              ONE YEAR   FIVE YEAR   TEN YEAR
                                                              --------   ---------   --------
Return Based on NAV.........................................   12.11%      -1.57%      9.33%
Return Based on Bid/Ask Price...............................   12.24%      -1.54%      9.33%
S&P 500 Index...............................................   12.25%      -1.49%      9.49%

---------------

(1) Currently, the Bid/Ask Price is circulated on the best bid and best offer on the AMEX at 4:00 p.m. However, prior to April 3, 2001, calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the AMEX, ordinarily 4:15 p.m.

SPDR TRUST, SERIES 1
--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005